AMG Managers Brandywine Fund
Schedule of Portfolio Investments (unaudited)
December 31, 2019

Shares		Cost	Value	Shares		Cost	Value
Common Stocks - 98.5%					Personal Products - 0.6%
Communication Services				24,524	The Estee Lauder Cos., Inc., Class A	$3,276,649	$5,065,187
	Cable & Satellite - 2.5%			Total Consumer Staples		62,470,332	74,126,915
43,055	Charter Communications, Inc., Class A *	$17,341,374	$20,885,119		This sector is 18.7% above your Fund's cost.
	Interactive Home Entertainment - 1.6%			Energy
123,406	Electronic Arts, Inc. *	12,302,112	13,267,379		Oil & Gas Storage & Transportation - 1.6%
	Movies & Entertainment - 3.1%			337,944	Scorpio Tankers, Inc. (Monaco) [1]	11,898,622	13,294,717
174,815	The Walt Disney Co.	21,590,016	25,283,494		This sector is 11.7% above your Fund's cost.
Total Communication Services		51,233,502	59,435,992	Financials
	This sector is 16.0% above your Fund's cost.				Financial Exchanges & Data - 1.6%
Consumer Discretionary				65,969	CME Group, Inc.	6,197,944	13,241,298
	Apparel Retail - 2.0%				Insurance Brokers - 2.1%
272,376	The TJX Cos., Inc.	11,933,268	16,631,279	181,913	eHealth, Inc. *,1	6,672,884	17,478,201
	Apparel, Accessories & Luxury Goods - 1.6%				Property & Casualty Insurance - 1.7%
134,152	VF Corp. [1]	11,854,806	13,369,588	302,352	Fidelity National Financial, Inc.	12,479,929	13,711,663
	Automotive Retail - 1.8%			Total Financials		25,350,757	44,431,162
33,141	O'Reilly Automotive, Inc. *	12,446,344	14,524,375		This sector is 75.3% above your Fund's cost.
	Footwear - 2.1%			Health Care
105,275	Deckers Outdoor Corp. *,1	7,329,901	17,776,736		Biotechnology - 3.6%
	Home Furnishings - 1.5%			237,198	Exact Sciences Corp. *	19,919,626	21,936,071
139,764	Tempur Sealy International, Inc. *	12,015,081	12,167,854	37,057	Vertex Pharmaceuticals, Inc. *	6,239,622	8,113,630
	Homebuilding - 1.9%				Health Care Services - 3.5%
720,260	Taylor Morrison Home Corp. *	17,930,294	15,744,884	100,040	Addus HomeCare Corp. *	8,023,768	9,725,889
	Internet & Direct Marketing Retail - 4.5%			69,685	LHC Group, Inc. *,1	7,578,558	9,599,806
13,419	Amazon.com, Inc. *	22,626,320	24,796,165	745,472	R1 RCM, Inc. *	7,923,244	9,676,226
6,129	Booking Holdings, Inc. *	12,253,583	12,587,311		Health Care Equipment - 7.7%
	Leisure Products - 1.5%			205,465	Abbott Laboratories	12,225,583	17,846,690
363,710	YETI Holdings, Inc. *,1	11,751,914	12,649,834	112,362	NuVasive, Inc. *	7,067,406	8,690,077
	Restaurants - 2.1%			412,727	Tandem Diabetes Care, Inc. *,1	20,584,190	24,602,656
58,186	Domino's Pizza, Inc. [1]	15,512,522	17,093,883	80,466	Zimmer Biomet Holdings, Inc.	10,744,516	12,044,151
Total Consumer Discretionary		135,654,033	157,341,909		Life Sciences Tools & Services - 3.9%
	This sector is 16.0% above your Fund's cost.			28,301	Illumina, Inc. *	8,527,780	9,388,574
Consumer Staples				80,904	IQVIA Holdings, Inc. *	12,041,762	12,500,477
	Household Products - 1.6%			32,617	Thermo Fisher Scientific, Inc.	5,572,949	10,596,285
185,612	Church & Dwight Co., Inc.	11,619,367	13,055,948		Pharmaceuticals - 2.0%
	Hypermarkets & Super Centers - 2.0%				AstraZeneca PLC, Sponsored ADR
55,592	Costco Wholesale Corp.	12,140,755	16,339,601	322,500	(United Kingdom)	12,575,004	16,079,850
	Packaged Foods & Meats - 4.8%			Total Health Care		139,024,008	170,800,382
212,877	Kellogg Co. [1]	12,029,444	14,722,573		This sector is 22.9% above your Fund's cost.
413,218	The Simply Good Foods Co. *	11,609,005	11,793,242	Industrials
144,446	Tyson Foods, Inc., Class A	11,795,112	13,150,364		Aerospace & Defense - 1.2%
				90,872	HEICO Corp.	11,184,656	10,373,039

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

				Principal
Shares		Cost	Value	Amount		Cost	Value

Industrials (continued)				Short-Term Investments - 4.1%
	Construction & Engineering - 1.5%			Joint Repurchase Agreements - 2.3%[2]
191,838	MasTec, Inc. *,1	$12,691,951	$12,308,326		Bank of America Securities, Inc., dated
	Industrial Machinery - 0.8%				12/31/19, due 01/02/20, 1.570% total to be
					received $4,560,529 (collateralized by
276,763	Harsco Corp. *	5,580,253	6,368,316		various U.S. Government Agency
	Trading Companies & Distributors - 1.1%				Obligations, 3.000% - 4.523%, 04/01/24 -
321,910	BMC Stock Holdings, Inc. *	9,471,523	9,235,598	$4,560,131	09/01/49, totaling $4,651,334)	4,560,131	4,560,131
					Citadel Securities LLC, dated 12/31/19,
Total Industrials		38,928,383	38,285,279		due 01/02/20, 1.600% total to be
	This sector is 1.7% below your Fund's cost.				received $3,038,588 (collateralized by
					various U.S. Treasuries, 0.000% -
Information Technology					8.500%, 01/15/20 - 11/15/48, totaling
	Application Software - 6.3%			3,038,318	$3,099,360)	3,038,318	3,038,318
45,070	Adobe, Inc. *	11,261,231	14,864,537		Citigroup Global Markets, Inc., dated
179,054	Ceridian HCM Holding, Inc. *,1	7,658,769	12,154,185		12/31/19, due 01/02/20, 1.570% total to be
75,800	salesforce.com, Inc. *	11,837,726	12,328,112		received $4,560,529 (collateralized by
					various U.S. Government Agency
47,477	The Trade Desk, Inc., Class A *,1	12,291,042	12,333,575		Obligations and U.S. Treasuries, 0.000%
	Communications Equipment - 1.4%				- 9.000%, 02/13/20 - 09/20/69, totaling
				4,560,131	$4,651,334)	4,560,131	4,560,131
140,190	Lumentum Holdings, Inc. *,1	7,086,237	11,117,067
					MUFG Securities America, Inc., dated
	Data Processing & Outsourced Services - 11.8%				12/31/19, due 01/02/20, 1.570% total to be
136,360	Fiserv, Inc. *	13,348,057	15,767,307		received $4,560,529 (collateralized by
139,960	Global Payments, Inc.	10,039,962	25,551,097		various U.S. Government Agency
					Obligations, 2.000% - 4.500%, 05/01/25 -
69,979	Mastercard, Inc., Class A	13,008,472	20,895,030	4,560,131	11/01/49, totaling $4,651,334)	4,560,131	4,560,131
935,374	Verra Mobility Corp. *,1	12,954,681	13,085,882		State of Wisconsin Investment Board,
119,890	Visa, Inc., Class A	8,635,439	22,527,331		dated 12/31/19, due 01/02/20, 1.750%
					total to be received $2,481,218
	Electronic Equipment & Instruments - 1.8%				(collateralized by various U.S. Treasuries,
143,783	Keysight Technologies, Inc. *	8,797,926	14,756,449		0.125% - 3.875%, 04/15/21 - 02/15/47,
	IT Consulting & Other Services - 3.1%			2,480,977	totaling $2,530,665)	2,480,977	2,480,977
284,161	Booz Allen Hamilton Holding Corp.	12,560,155	20,212,372		Total Joint Repurchase Agreements	19,199,688	19,199,688
175,713	KBR, Inc.	4,527,845	5,359,247	Shares
	Semiconductors - 5.8%			Other Investment Companies - 1.8%
534,299	Advanced Micro Devices, Inc. *,1	14,717,852	24,502,952		Dreyfus Government Cash Management
				4,839,964	Fund, Institutional Shares, 1.51% [3]	4,839,964	4,839,964
216,161	Diodes, Inc. *	9,163,544	12,184,996
					Dreyfus Institutional Preferred
187,385	Maxim Integrated Products, Inc.	10,771,547	11,526,051		Government Money Market Fund,
				4,839,964	Institutional Shares, 1.55% [3]	4,839,964	4,839,964
Total Information Technology		168,660,485	249,166,190
	This sector is 47.7% above your Fund's cost.				JPMorgan U.S. Government Money
				4,986,630	Market Fund, IM Shares, 1.53% [3]	4,986,630	4,986,630
Materials
					Total Other Investment Companies	14,666,558	14,666,558
	Metal & Glass Containers - 0.8%
100,406	Ball Corp.	6,536,109	6,493,256	Total Short-Term Investments		33,866,246	33,866,246
	This sector is 0.7% below your Fund's cost.			Total Investments - 102.6%		673,622,477	847,242,048
Total Common Stocks		639,756,231	813,375,802	Other Assets, less Liabilities - (2.6%)			(21,154,757)
				Total Net Assets - 100.0%			$826,087,291

AMG Managers Brandywine Fund
Schedule of Portfolio Investments (continued)

* Non-income producing security.	[3] Yield shown represents the December 31, 2019, seven day average yield, which refers
[1] Some of these securities, amounting to $174,637,412 or 21.1% of net assets, were out on	to the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U.S. Treasury	percentage.
Obligations. See below for more information.	ADR American Depositary Receipt
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$813,375,802	—	—	$813,375,802
Short-Term Investments
Joint Repurchase Agreements	—	$19,199,688	—	19,199,688
Other Investment Companies	14,666,558	—	—	14,666,558
Total Investments in Securities	$828,042,360	$19,199,688	—	$847,242,048

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended December 31, 2019, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at December 31, 2019, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received

$174,637,412	$19,199,688	$158,235,775	$177,435,463

The following table summarizes the securities received as collateral for securities lending at December 31, 2019:

Collateral	Coupon	Maturity
Type	Range	Date Range

U.S. Treasury Obligations	0.000%-8.500%	01/09/20-11/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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